Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jul. 24, 2020
Debt Securities, Available-for-sale [Line Items]
Equity method investments	$ 0	$ 2,373	$ 4,900
Oncacare
Debt Securities, Available-for-sale [Line Items]
Ownership Percentage	49.00%